Equity settled share-based transactions - 2021 Share Incentive Plan (Details)			1 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares	Dec. 31, 2021 $ / shares	Jun. 30, 2021	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment expenses					$ 532,752	$ 704,358
2021 Share Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment expenses					$ 21,946,632
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted					3,996,997
Weighted average exercise price | $ / shares	$ 0.01		$ 0.01		$ 0.01	$ 0.01
Weighted average remaining contractual life					4 years 8 months 12 days
Restricted Share Units | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate fair value of the RSUs united granted	$ 1,209,111	$ 54,645,652
Fair value of the RSUs united granted (in dollar per share) | $ / shares	$ 18.91	$ 13.89
Restricted Share Units | 2021 Share Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted			63,934	3,933,063